Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Selling and Marketing Expenses [Line Items]
Total	$ 946,269	$ 962,479	$ 720,120
Selling and Marketing Expenses [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Employee compensation and benefits	265,546	202,992	141,600
Travel and promotion	267,203	125,213	36,768
Shipping and handling	172,465	191,671	181,556
Insurance		12,233
Consulting fee	4,495	24,725	6,917
Inspection and certification fees	97,091	141,729	196,732
Entertainment	91,928	182,221	140,292
Office and miscellaneous	$ 47,541	$ 81,695	$ 16,255